OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Mark-to-market swaps valuation:
Deferred revenue	$ 10,636,000	$ 9,733,000
Guarantor Obligations, Current Carrying Value	2,066,000	0
Preferred units dividend payable (see note 27)	1,543,000	2,080,000
Other creditors	1,410,000	1,485,000
Deferred credits from capital lease transactions (see note 22)	625,000	625,000
Other current liabilities	25,033,000	22,941,000
Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	8,753,000	1,618,000
Other
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	$ 0	$ 7,400,000